FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders	$ (36)	$ (88)	$ (55)
Net income attributable to unitholders	0	0	0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders	(12)	(37)	(50)
Net income attributable to unitholders	3	0	0
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders	(35)	(33)
Net income attributable to unitholders	4	0
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders	(19)	(9)	(3)
Net income attributable to unitholders	$ 5	$ (20)	$ 1